JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 98.5%
Alternative Assets — 5.2%
JPMorgan Realty Income Fund Class R6 Shares (a)	18,908,089	294,020,791

Fixed Income — 15.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	19,980,841	239,770,094
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	42,067,803	358,417,685
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,183,503	34,304,726
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	5,116,359	42,209,960
JPMorgan High Yield Fund Class R6 Shares (a)	26,746,276	192,840,652
JPMorgan Managed Income Fund Class L Shares (a)	1,140,678	11,463,816

Total Fixed Income		879,006,933

International Equity — 30.7%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	13,545,619	167,559,310
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	7,798,908	126,420,295
JPMorgan International Advantage Fund Class R6 Shares (a)	21,225,951	421,971,912
JPMorgan International Equity Fund Class R6 Shares (a)	20,478,363	348,951,301
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	28,966,136	509,514,333
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	7,489,900	155,864,818

Total International Equity		1,730,281,969

U.S. Equity — 47.0%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	22,246,122	506,989,121
JPMorgan Intrepid America Fund Class R6 Shares (a)	4,179,305	156,055,266
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	3,596,830	183,977,857
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	1,340,003	78,363,393
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,859,645	35,630,804
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,918,145	48,490,700
JPMorgan U.S. Equity Fund Class R6 Shares (a)	33,270,444	533,990,622
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	18,808,805	523,825,233
JPMorgan Value Advantage Fund Class R6 Shares (a)	16,005,013	578,261,119

Total U.S. Equity		2,645,584,115

TOTAL INVESTMENT COMPANIES (Cost $4,615,693,005)		5,548,893,808

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $24,647,294)	24,692,000	24,698,752

	Shares
SHORT-TERM INVESTMENTS — 2.3%
INVESTMENT COMPANIES — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (c) (Cost $128,001,971)	128,001,971	128,001,971

Total Investments — 101.2% (Cost $4,768,342,270)		5,701,594,531
Liabilities in Excess of Other Assets — (1.2)%		(66,871,026)

Net Assets — 100.0%		5,634,723,505

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2019:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	1,605	12/2019	USD	59,112,150	520,008
MSCI Emerging Markets E-Mini Index	1,498	12/2019	USD	75,019,840	(1,179,261)
S&P 500 E-Mini Index	1,230	12/2019	USD	183,085,500	(733,797)

					(1,393,050)

Short Contracts
EURO STOXX 50 Index	(1,526)	12/2019	EUR	(59,087,604)	(822,117)
MSCI EAFE E-Mini Index	(542)	12/2019	USD	(51,433,090)	240,068
Russell 2000 E-Mini Index	(1,633)	12/2019	USD	(124,442,765)	1,260,144

					678,095

					(714,955)

Abbreviations

EAFE	Europe, Australasia, and Far East
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,676,895,779	$24,698,752	$—	$5,701,594,531

Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,020,220	$—	$—	$2,020,220

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,913,058)	$(822,117)	$—	$(2,735,175)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$287,412,519	$1,877,626	$54,560,674	$1,973,556	$3,067,067	$239,770,094	19,980,841	$1,877,627	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	287,067,194	67,668,495	—	—	3,681,996	358,417,685	42,067,803	2,704,518	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	185,100,474	—	10,690,685	1,007,153	(7,857,632)	167,559,310	13,545,619	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	42,583,527	436,419	8,860,958	212,381	(66,643)	34,304,726	4,183,503	436,418	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	211,824,704	—	209,055,240	70,816,035	(73,585,499)	—	—	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	10,063,421	117,501,437	—	—	(1,144,563)	126,420,295	7,798,908	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	41,532,758	476,859	—	—	200,343	42,209,960	5,116,359	476,860	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	418,751,115	96,271,566	—	—	(8,033,560)	506,989,121	22,246,122	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	228,905,304	2,973,539	38,402,844	(176,721)	(458,626)	192,840,652	26,746,276	2,973,537	—
JPMorgan International Advantage Fund Class R6 Shares (a)	522,946,511	—	91,132,278	(13,820,302)	3,977,981	421,971,912	21,225,951	—	—
JPMorgan International Equity Fund Class R6 Shares (a)	550,331,481	—	192,778,680	3,067,736	(11,669,236)	348,951,301	20,478,363	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	507,247,125	6,012,505	—	—	(3,745,297)	509,514,333	28,966,136	—	—
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	—	156,581,505	—	—	(716,687)	155,864,818	7,489,900	—	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	227,908,643	—	73,626,854	8,427,073	(6,653,596)	156,055,266	4,179,305	—	—
JPMorgan Managed Income Fund Class L Shares (a)	172,024,459	609,849	161,170,825	585,819	(585,486)	11,463,816	1,140,678	598,775	—
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	209,498,955	—	24,810,692	3,666,252	(4,376,658)	183,977,857	3,596,830	—	—
JPMorgan Realty Income Fund Class R6 Shares (a)	319,756,201	1,418,242	48,600,565	5,837,562	15,609,351	294,020,791	18,908,089	1,418,242	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	54,310,411	23,701,092	—	—	351,890	78,363,393	1,340,003	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	56,492,148	—	19,265,859	4,807,502	(6,402,987)	35,630,804	1,859,645	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	55,011,995	152,340	6,527,912	(466,434)	320,711	48,490,700	1,918,145	152,340	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	562,508,736	1,497,624	32,821,114	1,435,939	1,369,437	533,990,622	33,270,444	1,497,624	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	102,799,468	407,514,278	382,311,775	—	—	128,001,971	128,001,971	499,033	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	651,229,327	2,144,783	132,686,121	21,368,886	(18,231,642)	523,825,233	18,808,805	2,144,784	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	407,814,060	165,873,699	—	—	4,573,360	578,261,119	16,005,013	—	—

Total	$6,113,120,536	$1,052,711,858	$1,487,303,076	$108,742,437	$(110,375,976)	$5,676,895,779		$14,779,758	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.